OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Zimbabwe lithium deposits	$ 35,075	¥ 245,400	¥ 256,484
Others
Total	$ 35,075	¥ 245,400	¥ 256,484